Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	OSI ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001672826
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2017
Prospectus Date	rr_ProspectusDate	Oct. 31, 2017
O'Shares FTSE Russell Small Cap Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell Small Cap Quality Dividend ETF | O'Shares FTSE Russell Small Cap Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OUSM
O'Shares FTSE Russell International Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell International Quality Dividend ETF | O'Shares FTSE Russell International Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ONTL
O'Shares FTSE Russell International Quality Dividend ETF (Currency Hedged) (Prospectus Summary) | O'Shares FTSE Russell International Quality Dividend ETF (Currency Hedged) | O'Shares FTSE Russell International Quality Dividend ETF (Currency Hedged)
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ONTH
O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEEM
O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged) (Prospectus Summary) | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged) | O'Shares FTSE Russell Emerging Markets Quality Dividend ETF (Currency Hedged)
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEMH